Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about finance income expense [line items]
Contractual interest on ﬁnancial assets	kr 717	kr 360	kr 665
Financial income	778	691	693
Net revaluation gains and losses on financial assets	(146)	10	(103)
Net interest on pension liabilities	(361)	(262)	(262)
Financial expenses	(1,930)	(1,674)	(2,116)
Net revaluation gains and losses on financial liabilities	379	67	9
Net foreign exchange gains/losses	(1,259)	(1,547)	827
Financial income and expenses, net	(2,411)	(2,530)	(596)
Financial instruments at fair value through profit or loss	(2,552)	(534)	(257)
Financial liabilities designated at fair value through profit or loss	2,847	404	(121)
Financial assets at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial income	251	148	148
Contractual interest on financial liabilities [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(972)	(525)	(873)
Contractual interest on financial liabilities at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(128)	(41)	(152)
Lease interest expense [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(464)	(426)	(490)
Other financial expenses [member]
Disclosure of detailed information about finance income expense [line items]
Financial income	207	321	131
Financial expenses	kr (512)	kr (528)	kr (500)